SUPPLEMENT DATED JULY 15, 2016
To the following variable annuity prospectuses dated April 25, 2016:
Allianz Alterity®
Allianz Rewards®
Allianz High Five®
Allianz Retirement Pro®
Allianz Retirement Pro® New York
Allianz VisionSM, as supplemented
Allianz VisionSM New York, as supplemented
Allianz ConnectionsSM, as supplemented
Issued by
Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York
and Allianz Life Variable Account B or Allianz Life of NY Variable Account C (collectively, "Allianz Life")
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.
The Investment Options (Funds) referenced below may not be offered in certain annuity Contracts listed above.
See your product prospectus for Investment Option availability and see your Investment Option prospectus for further information regarding the following updates.

1. At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Trust and the Allianz Variable Insurance Products Fund of Funds Trust approved the merger of each of the following Acquired Funds into the corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund
AZL BlackRock Capital Appreciation Fund	AZL Russell 1000 Growth Index Fund
AZL Boston Company Research Growth Fund
AZL Invesco Growth and Income Fund	AZL Russell 1000 Value Index Fund
AZL MFS Value Fund
AZL JPMorgan U.S. Equity Fund	AZL S&P 500 Index Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund	AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund
AZL Federated Clover Small Value Fund	AZL Small Cap Stock Index Fund
AZL Oppenheimer Discovery Fund
AZL Invesco International Equity Fund	AZL International Index Fund
AZL JPMorgan International Opportunities Fund
AZL MVP Fusion Growth Fund	AZL MVP Growth Index Strategy Fund
Completion of each merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of each Acquired Fund in the third quarter of 2016, and that a special meeting of shareholders to consider the merger will be held in the fourth quarter of 2016. Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval. Also see the Free Transfer Provision in section 12 of this supplement.
PRO-001-0416     Page 1 of 6

2.	Proposed Substitution

An application for Substitution has been filed by Allianz Life with the Securities and Exchange Commission ("SEC") seeking approval to substitute assets from certain Target Funds to the corresponding Destination Fund (shown below) for the assets within the firm's variable accounts.  The movement of assets creates a transaction in the affected Contracts. Completion of the proposed substitutions is subject to approval by the SEC, but it expected to occur in the fourth quarter of 2016. Also see the Free Transfer Provision in section 12 of this supplement.

Target Fund	Destination Fund
Invesco V.I. International Growth Fund	AZL International Index Fund
Oppenheimer Global Fund/VA
SP International Growth Portfolio
Templeton Foreign VIP Fund
Alger Mid Cap Growth Portfolio	AZL Mid Cap Index Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Global Real Estate VIP Fund	AZL Morgan Stanley Global Real Estate Fund
Franklin High Income VIP Fund	AZL Pyramis Total Bond Fund
Alger Capital Appreciation Portfolio	AZL Russell 1000 Growth Index Fund
Alger Large Cap Growth Portfolio
Franklin Large Cap Growth VIP Fund
Invesco V.I. American Franchise Fund
Jennison Portfolio
Davis VA Value Portfolio	AZL Russell 1000 Value Index Fund
Franklin Growth and Income VIP Fund
Invesco V.I. Growth & Income Fund
Invesco V.I. Core Equity Fund	AZL S&P 500 Index Fund
JPMorgan Insurance Trust U.S. Equity Portfolio
Oppenheimer Main Street Fund/VA
Alger Small Cap Growth Portfolio	AZL Small Cap Stock Index Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Franklin Small Cap Value VIP Fund

3.	AZL Franklin Templeton Founding Strategy Plus Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Trust approved a subadviser change for the AZL Franklin Templeton Founding Strategy Plus Fund. Effective on or about October 14, 2016, FIAM LLC will replace each of Franklin Mutual Advisers, LLC, Franklin Advisers Inc., and Templeton Global Advisers Limited as subadviser to the Fund. Geode Capital Management, LLC, an affiliate of FIAM LLC, will serve as sub-subadviser to the Fund.
In addition, the following changes will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL Pyramis Multi-Strategy Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to, "The Fund seeks a high level of current income while maintaining prospects for capital appreciation."
•	Fees: The management fee of the Fund will be reduced on a temporary basis, through at least April 30, 2018, to 0.45%.
PRO-001-0416     Page 2 of 6

•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. Approximately 60% of the Fund's assets will be managed by FIAM LLC, as subadviser, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund's assets will be managed by Geode Capital Management, LLC, as sub-subadviser, which will invest primarily in the equity securities of large cap companies.

4.	AZL Invesco Equity and Income Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Trust approved a subadviser change for the AZL Invesco Equity and Income Fund. Effective on or about October 14, 2016, Invesco Advisers, Inc. will cease to serve as subadviser to the Fund, and Allianz Investment Management LLC ("AIM"), the Fund's manager, will assume direct responsibility to manage the Fund's assets.
In addition, the following changes will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL Moderate Index Strategy Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to, "The Fund seeks long-term capital appreciation."
•
Fees:  The management fee of the Fund will be reduced permanently to 0.40%, and reduced further on a temporary basis, through at least April 30, 2018, to 0.05%. In addition, the Fund will no longer participate in the Trust's Distribution Plan and, accordingly, will no longer charge a Distribution (12b-1) Fee in any amount.

•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund will be managed by AIM directly, without a subadviser, as a fund of funds. The Fund will seek to achieve its objective by investing in a combination of five underlying index funds (the "Underlying Funds"):  AZL Enhanced Bond Index Fund, AZL S&P 500 Index Fund, AZL Mid Cap Index Fund, AZL Small Cap Stock Index Fund, and AZL International Index Fund. Under normal market conditions, the Fund will allocate 50% – 70% of its assets in the underlying equity funds and 30% – 50% of its assets in the underlying bond fund. The AZL Enhanced Bond Index Fund is a bond fund; the other four Underlying Funds are equity funds. The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund will no longer maintain a policy to invest, under normal market conditions, at least 80% of its net assets in equity and income securities.

5.	AZL NFJ International Value Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Trust approved a subadviser change for the AZL NFJ International Value Fund. Effective on or about October 14, 2016, BlackRock Investment Management, LLC will replace NFJ Investment Group LLC as subadviser to the Fund.
In addition, the following changes will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL Global Equity Index Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to, "The Fund seeks to match the performance of the MSCI World Index as closely as possible."
•	Fees: The management fee of the Fund will be reduced permanently to 0.70%, and reduced further on a temporary basis, through at least April 30, 2018, to 0.31%.
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund's assets will be managed by BlackRock Investment Management, LLC, which will invest primarily in the securities which constitute the MSCI World Index, in order to seek to achieve the Fund's objective of matching the performance of that Index as closely as possible.

6.	AZL Schroder Emerging Markets Equity Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Trust approved a subadviser change for the AZL Schroder Emerging Markets Equity Fund. Effective on or about October 14, 2016, BlackRock Investment Management, LLC will replace Schroder Investment Management North America Inc. as subadviser to the Fund.
PRO-001-0416     Page 3 of 6

In addition, the following changes will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL Emerging Markets Equity Index Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to, "The Fund seeks to match the performance of the MSCI Emerging Markets Index as closely as possible."
•	Fees: The management fee of the Fund will be reduced permanently to 0.85%, and reduced further on a temporary basis, through at least April 30, 2018, to 0.45%.
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund's assets will be managed by BlackRock Investment Management, LLC, which will invest primarily in the securities which constitute the MSCI Emerging Markets Index, in order to seek to achieve the Fund's objective of matching the performance of that Index as closely as possible.

7.	AZL MVP BlackRock Global Allocation Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Fund of Funds Trust approved changes for the AZL MVP BlackRock Global Allocation Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP BlackRock Global Strategy Plus Fund."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Manager will seek to maintain an annualized volatility level for the Fund at or below 10% over a typical business cycle (i.e., over a period of a year or more). The Fund's allocation to the MVP risk management process otherwise will continue without change. In addition, the Fund's current allocation (approximately 80-100% of the Fund's assets) to the Underlying Fund (the AZL BlackRock Global Allocation Fund) will change. The Fund will seek to achieve its objective by investing, under normal market conditions, in a combination of three Underlying Funds, as follows:

Underlying Fund	Approximate Allocation
AZL BlackRock Global Allocation Fund	50%
AZL Global Equity Index Fund (currently known as the AZL NFJ International Value Fund)	20%
AZL Enhanced Bond Index Fund	30%
The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund may begin investing in the new Underlying Funds prior to October 14, 2016, in order to provide for a more efficient transition to the new strategy.

8.	AZL MVP Franklin Templeton Founding Strategy Plus Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Fund of Funds Trust approved changes for the AZL MVP Franklin Templeton Founding Strategy Plus Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP Pyramis Multi-Strategy Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to "The Fund seeks a high level of current income while maintaining prospects for capital appreciation."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Manager will seek to maintain an annualized volatility level for the Fund at or below 8% over a typical business cycle (i.e., over a period of a year or more). The Fund's allocation to the MVP risk management process otherwise will continue without change. In addition, the Principal Investment Strategies of the Fund's Underlying Fund (the AZL Franklin Templeton Founding Strategy Plus Fund) will change. The Underlying Fund will be renamed the "AZL Pyramis Multi-Strategy Fund." Approximately 60% of the Underlying Fund's assets will be managed by FIAM LLC, as subadviser, which will invest primarily in investment-grade debt securities, and approximately 40% of the Underlying Fund's assets will be managed by Geode Capital Management, LLC, as sub-subadviser, which will invest primarily in

PRO-001-0416     Page 4 of 6

•	the equity securities of large cap companies. The Franklin Templeton subadvisers will no longer serve as subadvisers to the Underlying Fund.

9.	AZL MVP Invesco Equity and Income Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Fund of Funds Trust approved changes for the AZL MVP Invesco Equity and Income Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP Moderate Index Strategy Fund."
•	Investment Objective: The Investment Objective of the Fund will be changed to "The Fund seeks long-term capital appreciation."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund will no longer maintain a policy to invest, under normal market conditions, at least 80% of its net assets in equity and income securities. In addition, the Fund's current allocation (approximately 80-100% of the Fund's assets) to the Underlying Fund (the AZL Invesco Equity and Income Fund) will change. The Fund will seek to achieve its objective by investing in a combination of five Underlying Funds:  AZL Enhanced Bond Index Fund, AZL S&P 500 Index Fund, AZL Mid Cap Index Fund, AZL Small Cap Stock Index Fund, and AZL International Index Fund. Under normal market conditions, the Fund will allocate 50% – 70% of its assets in the underlying equity funds and 30% – 50% of its assets in the underlying bond fund. The AZL Enhanced Bond Index Fund is a bond fund; the other four Underlying Funds are equity funds. The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund may begin investing in the new Underlying Funds prior to October 14, 2016, in order to provide for a more efficient transition to the new strategy. The Fund's allocation to the MVP risk management process will continue without change.

10.	AZL MVP T. Rowe Price Capital Appreciation Fund

At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Fund of Funds Trust approved changes for the AZL MVP T. Rowe Price Capital Appreciation Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Fund will be changed to "AZL MVP T. Rowe Price Capital Appreciation Plus Fund."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Fund's current allocation (approximately 80-100% of the Fund's assets) to the Underlying Fund (the AZL T. Rowe Price Capital Appreciation Fund) will change. The Fund will seek to achieve its objective by investing, under normal market conditions, in a combination of three Underlying Funds, as follows:

Underlying Fund	Approximate Allocation
AZL T. Rowe Price Capital Apprecation Fund	50%
AZL S&P 500 Fund	30%
AZL Enhanced Bond Index Fund	20%
The Manager may allocate the Fund's assets outside of these target ranges when it believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund may begin investing in the new Underlying Funds prior to October 14, 2016, in order to provide for a more efficient transition to the new strategy. The Fund's allocation to the MVP risk management process will continue without change.
PRO-001-0416     Page 5 of 6

11.	AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
At a meeting held June 14, 2016, the Board of Trustees for the Allianz Variable Insurance Products Fund of Funds Trust approved changes for the AZL MVP Fusion Balanced Fund, the AZL MVP Fusion Conservative Fund, and the AZL MVP Fusion Moderate Fund, which will be effective for the Fund on or about October 14, 2016:
•	Name: The name of the Funds will be changed, respectively, to "AZL MVP Fusion Dynamic Balanced Fund," "AZL MVP Fusion Dynamic Conservative Fund," and "AZL MVP Fusion Dynamic Moderate Fund."
•
Principal Investment Strategies:  The Principal Investment Strategies of the Fund will be changed. The Funds no longer will utilize a strategic asset allocation model to help determine appropriate asset allocations among the underlying investments, but instead will utilize a dynamic asset allocation for such purposes. Dynamic asset allocation incorporates a shorter-term investment view (typically, 12 to 24 months), as compared with strategic asset allocation, and seeks to take advantage of short-term market disclocations.

In addition, for the AZL MVP Fusion Moderate Fund only, the allocations to equity and fixed income underlying funds will be changed, from 55% - 75% equity funds and 25% - 45% fixed income funds, to 50% - 70% equity funds and 30% - 50% fixed income funds.
The Funds may begin investing according to these new strategies prior to October 14, 2016, in order to provide for a more efficient transition to the new strategies.

12.	FREE TRANSFER PROVISION

Beginning at least 30 days before the above mentioned mergers, substitutions, strategy changes and subadviser changes, to 30 days after the changes, affected Contract Owners may transfer contract value from any impacted investment option to one or more of the other Investment Options currently available within the Contract. These transfers shall not count as one of the 12 free transfers per year granted to each Contract owner. To the extent a Contact Owner has no remaining free transfers available these transfers of assets shall not incur a transfer fee.

13.	PIMCO VIT Global Dividend Portfolio

IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, BENCHMARKS AND PORTFOLIO MANAGER
Effective June 16, 2016, all references to the Portfolio's name in the Prospectus is replaced with the following:
PIMCO VIT StocksPLUS® Global Portfolio
In addition, effective immediately, the "Investment Objective" of the Portfolio is deleted in its entirety and replaced with the following:
The Portfolio seeks total return which exceeds that of its secondary benchmark index consistent with prudent investment management.
In addition, effective immediately, the "Principal Investment Strategies" section of the Prospectus is deleted in its entirety and replaced with the following:
The Portfolio seeks to exceed the total return of its secondary benchmark index by investing under normal circumstances in S&P 500 Index derivatives and MSCI Europe Australasia Far East ("EAFE") Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio's secondary benchmark index is the 50% S&P 500 Index/50% MSCI EAFE Net Dividend Index(USD Unhedged) (the "Secondary Index").

PRO-001-0416     Page 6 of 6